Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 54,703	₩ 43,162	₩ 30,064
Purchase of investments in cash	8,014	17,656	11,065
Investments in subsidiaries, joint ventures and associates	2,341,827	1,915,012	1,889,289
SM Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	18,755	18,755
Investments in subsidiaries, joint ventures and associates	39,567	41,578	₩ 59,611
Telecom Daean Evaluation Jun B Corporation Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		6,500
KB ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		6,000
KDX Korea Data Exchange [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		215
SK Venture Capital, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	180	132
Start-up Win-Win Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates		550
Walden SKT Venture Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	273	261
Covet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		520
F&U Credit information Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	24	28
SK AMERICAS Inc. (formerly, SK USA Inc.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	5,878
Proceeds from disposals of subsidiaries	167
AhnLab Blockchain Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	1,294
12 CM Japan [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proceeds from disposals of subsidiaries	7,296
Daliworks Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Proceeds from disposals of subsidiaries	2,013
SKKNET Youth Startup Investment Cooperative [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates		₩ 4,400
Win Win Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proceeds from disposals of subsidiaries	₩ 200